Earnings Per Share	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Share

Note 10 — Earnings per Share

Earnings per share for the period presented has been determined by dividing the earnings attributable to shareholders by the weighted average number of shares outstanding during the period. NewAmsterdam Pharma’s former non-voting ordinary shares and voting ordinary shares are considered to be the same class of equity for purposes of determining the loss attributable per shareholder class per share.

In accordance with the Business Combination Agreement, 17,016,872 NewAmsterdam Pharma shares were exchanged for 36,258,312 Ordinary Shares following the internal reorganization, which reflects the exchange ratio of approximately 2.13. Consequently, the weighted average number of Ordinary Shares outstanding for basic and diluted EPS for the prior period has been restated as required by IFRS.

June 30, 2022

Shares for basic EPS of NewAmsterdam Pharma - as reported	17,016,872
Shares for diluted EPS of NewAmsterdam Pharma - as reported	18,981,158
Exchange ratio	2.13
Shares for basic EPS of NewAmsterdam Pharma - restated	36,258,312
Shares for diluted EPS of NewAmsterdam Pharma - restated	40,443,670

In total, 1,964,286 NewAmsterdam Pharma Options were outstanding as of January 1, 2022 and as of June 30, 2022. At the time of the Exchange these were converted into 4,185,360 Company Options. The table below reflects the original and restated number of options in the diluted number of Ordinary shares, as appropriate.

The following table sets forth the computation of original and restated basic and diluted loss per share for the six months ended June 30:

(In thousands of Euro, except share and per share amounts)	2023	2022

(Loss) / profit for the period	(75,102)	54,513
Weighted average basic number of Ordinary Shares - as reported	81,846,438	17,016,872
Weighted average diluted number of Ordinary Shares - as reported	81,846,438	18,981,158
Basic earnings per share - as reported	(0.92)	3.20
Diluted earnings per share - as reported	(0.92)	2.87
Weighted average basic number of Ordinary Shares - restated	81,846,438	36,258,312
Weighted average diluted number of Ordinary Shares - restated	81,846,438	40,443,670
Basic earnings per share - restated	(0.92)	1.50
Diluted earnings per share - restated	(0.92)	1.35

At June 30, 2023, outstanding share-based awards and unexercised Warrants were excluded from the calculation because their impact would be anti-dilutive. At June 30, 2023, the total number of potential Ordinary Shares excluded amounted to 17,983,485.